SIGNIFICANT ACCOUNTING POLICIES SIGNIGICANT ACCOUNTING POLICIES (Leases) (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term, right-of-use asset	1 year
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term, right-of-use asset	16 years